SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of selected consolidated statements of operations data [Abstract]
Schedule of Income and Expenses
A.	Revenues:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5	2 0 1 7
	NIS	NIS	NIS	US Dollars

Sale of products	311,978	294,202	312,514	89,985

B.	Cost of sales:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5	2 0 1 7
	NIS	NIS	NIS	US Dollars

Purchases	222,351	220,088	209,577	64,134
Transportation	1,579	1,523	1,603	455
Depreciation and amortization	2,323	2,287	2,203	670
Maintenance	5,202	3,881	3,858	1,500
Other costs and expenses	2,062	1,278	2,107	595
	233,517	229,057	219,348	67,354
Change in finished goods	4,128	(11,472)	18,104	1,191
	237,645	217,585	237,452	68,545

C.	Selling expenses:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5	2 0 1 7
	NIS	NIS	NIS	US Dollars

Salaries and related expenses	14,316	12,969	12,532	4,129
Transportation and maintenance	11,619	9,555	10,601	3,351
Vehicles	3,564	3,833	3,989	1,028
Advertising and promotion	5,472	6,694	4,238	1,578
Depreciation and amortization	784	821	963	226
Others	6,335	5,533	4,971	1,828
	42,090	39,405	37,294	12,140

D.	General and administrative expenses:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5	2 0 1 7
	NIS	NIS	NIS	US Dollars

Salaries and related expenses	8,922	9,126	22,062	2,573
Salary expenses relating Stock Incentive Plan	-	-	152	-
Office maintenance	1,182	1,106	1,149	341
Professional fees	3,436	3,230	3,922	991
Vehicles	713	602	415	206
Depreciation and amortization	599	652	558	173
Bad and doubtful debts	226	(1,292)	3,402	65
Communication	136	116	135	39
Other	625	1,037	1,130	181
	15,839	14,577	32,925	4,569

E.	Employees benefit costs:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5	2 0 1 7
	NIS	NIS	NIS	US Dollars

Payroll (without payment to related parties)	22,983	19,184	18,061	6,629
	22,983	19,184	18,061	6,629

F.	Depreciation and amortization:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5	2 0 1 7
	NIS	NIS	NIS	US Dollars

Depreciation of fixed assets (see note 6)	3,682	3,762	3,807	1,062